Summary of Significant Accounting Policies (Details) ft² in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 24, 2017	Sep. 28, 2017 ft² state facility	Sep. 28, 2017 ft² state segment facility	Dec. 28, 2017	Dec. 29, 2016 ft² state segment facility	Dec. 31, 2015	Dec. 25, 2014
Number of reportable segments | segment			1		1
Number of states with facilities | state		20	20		17
Fiscal year period					364 days	371 days	364 days
Fiscal quarter period		91 days
Stock split conversion ratio	321.820
Scenario, Forecast [Member]
Fiscal year period				364 days
Minimum
Fiscal year period			364 days
Maximum
Fiscal year period			371 days
Warehouse Format Store [Member]
Number of stores		80	80		69
Area of facility | ft²		73	73		72
Small Format Store [Member]
Number of stores		1	1		1